IMPAIRMENT & OTHER LOSSES	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Production Related Impairments Or Charges [Abstract]
IMPAIRMENT & OTHER LOSSES

2.IMPAIRMENT & OTHER LOSSES

Goodwill Impairment Assessment

Due to a decline in the market value of the Partnership’s unit values and the Partnership’s significant under-performance relative to historical or projected future operating results noted during the nine months ended September 30, 2019, management conducted an interim goodwill impairment assessment as of September 30, 2019. As a result of such assessment, management concluded on November 4, 2019 that the carrying value of its Cemetery Operations reporting unit exceeded its fair value, and the Partnership’s goodwill was fully impaired as of September 30, 2019. The Partnership recognized a $24.9 million impairment charge included in Loss on impairment of goodwill in the accompanying unaudited condensed consolidated statement of operations during the three and nine months ended September 30, 2019.

Impairment of Long-Lived Assets

The Partnership recorded an impairment of cemetery property due to circumstances that indicated the assets’ carrying value may not be recovered. The Partnership recorded a $1.5 million impairment charge included in Other losses, net on the accompanying unaudited condensed consolidated statement of operations during the nine months ended September 30, 2019, as the sum of future undiscounted cash flows was less than the carrying value of the assets.

Termination of Management Agreement

The Partnership operates certain of its cemeteries under long-term leases, operating agreements and management agreements. On May 10, 2019, the Partnership terminated one of the management agreements and recorded a $2.1 million loss, which is included in Other losses, net on the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2019.

3.	IMPAIRMENT & OTHER LOSSES

Inventory

Merchandise is sold to both at-need and pre-need customers. Merchandise allocated to service pre-need contractual obligations is recorded at cost and managed and stored by the Partnership until the Partnership services the underlying customer contract.

Merchandise stored at certain locations may be exposed to changes in weather conditions. Primarily due to weather related deterioration over a number of years, the Partnership recorded inventory impairment charges of approximately $3.4 million for the year ended December 31, 2018. This impairment loss related to damaged and excess inventory and is included in cost of goods sold for the year ended December 31, 2018 in the accompanying consolidated statements of operations as this merchandise was utilized to fulfill the Partnership’s contractual obligations to at-need and pre-need customers.

Due to enhanced inventory control procedures implemented in late 2018, the Partnership determined that certain merchandise inventory allocated to pre-need customers had been damaged due to weather related deterioration occurring over a number of years or had otherwise been deemed impractical for use by management as a result of past operating practices relating to inventory. During the 2018, the Partnership recorded an estimated impairment loss of approximately $8.9 million related to this damaged and unusable merchandise. The impairment loss is included in other losses in the accompanying consolidated statement of operations for the year ended December 31, 2018. The loss recorded represents management’s best estimate. This impairment was based on estimates and assumptions that have been deemed reasonable by management and included percentages of merchandise deemed unusable. Management’s assessment process relied on estimates and assumptions that are inherently uncertain, and unanticipated events or circumstances may occur that might cause the Partnership to change those estimates and assumptions.

Impairment of Long-Lived Assets

The Partnership recorded an impairment of cemetery property due to circumstances which indicated that the assets carrying value may not be recovered.  The Partnership recorded a $2.8 million impairment charge included in “Other losses, net on the consolidated statement of operations during the year ended December 31, 2018, as the sum of future undiscounted cash flows were less than the carrying value of the asset.

Assets Held for Sale

The Partnership recorded a loss on impairment of $0.2 million and $1.0 million in "Other losses, net" in December 31, 2018 and 2017 respectively because the net book value of the assets of two of these funeral home properties exceeded their estimated fair value.

In addition, for those assets that do not currently meet the classification as discontinued operations or held for sale but where, as a result of strategic discussions with third parties, information is identified that an asset may be impaired, an interim assessment of impairment is performed to determine whether the carrying value is impaired. During 2018 and 2017, the Partnership conducted an interim assessment with regards to certain assets held for use. As a result of 2017 assessment of two funeral homes with a net book value of $0.9 million and recognized a loss on impairment of $0.4 million in "Other losses, net" on the consolidated statement of operations during the year ended December 31, 2017, resulting in an updated net book value of $0.5 million. During the year ended December 31, 2018, there was no loss on impairment recognized by Partnership.